Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.6%
Boeing Co. (The)
4.88% , 05/01/25 .................. USD 25 $ 24,967
2.75% , 02/01/26 .................. 25 24,333
2.20% , 02/04/26 .................. 75 72,549
5.04% , 05/01/27 .................. 105 105,004
5.15% , 05/01/30 .................. 100 99,678
6.53% , 05/01/34
(a)
................. 50 53,043
5.71% , 05/01/40 .................. 62 60,318
5.81% , 05/01/50 .................. 75 71,941
6.86% , 05/01/54
(a)
................. 35 37,948
5.93% , 05/01/60 .................. 50 47,415
General Electric Co., 6.75%, 03/15/32 ..... 45 50,319
HEICO Corp., 5.35%, 08/01/33 ......... 15 15,262
Howmet Aerospace, Inc., 3.00%, 01/15/29 .. 45 42,176
Huntington Ingalls Industries, Inc., 3.84%,
05/01/25 ...................... 25 24,884
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 64 63,392
5.35% , 06/01/34 .................. 50 50,967
5.05% , 04/27/45 .................. 50 47,913
Leidos, Inc., 4.38%, 05/15/30 .......... 26 25,115
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 100 96,225
4.90% , 06/01/34 .................. 25 24,947
4.03% , 10/15/47 .................. 88 72,924
5.25% , 05/01/50 .................. 25 24,643
RTX Corp.
4.13% , 11/16/28 .................. 115 113,015
2.25% , 07/01/30 .................. 10 8,793
5.15% , 02/27/33 .................. 30 30,394
6.10% , 03/15/34 .................. 50 53,841
4.50% , 06/01/42 .................. 70 63,377
4.15% , 05/15/45 .................. 35 29,637
4.63% , 11/16/48 .................. 35 31,447
2.82% , 09/01/51 .................. 55 35,382
6.40% , 03/15/54 .................. 30 34,290
Textron, Inc., 2.45%, 03/15/31
(b)
......... 35 30,200
1,566,339
Air Freight & Logistics — 0.5%
FedEx Corp.
3.10% , 08/05/29 .................. 85 79,652
3.25% , 05/15/41 .................. 35 26,620
4.75% , 11/15/45 .................. 30 26,863
5.25% , 05/15/50
(b)
................. 35 33,695
GXO Logistics, Inc., 6.25%, 05/06/29 ...... 35 36,234
203,064
Automobile Components — 0.3%
Aptiv plc
3.25% , 03/01/32
(b)
................. 20 17,600
3.10% , 12/01/51 .................. 30 18,394
4.15% , 05/01/52
(b)
................. 36 26,831
BorgWarner, Inc.
2.65% , 07/01/27
(b)
................. 36 34,381
4.38% , 03/15/45 .................. 25 21,127
Lear Corp., 5.25%, 05/15/49
(b)
.......... 12 10,912
129,245
Automobiles — 0.5%
Ford Motor Co., 4.75%, 01/15/43 ........ 40 33,281
General Motors Co.
6.13% , 10/01/25 .................. 25 25,223
6.60% , 04/01/36 .................. 65 70,292
6.25% , 10/02/43 .................. 35 36,125
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.75% , 04/01/46 .................. USD 30 $ 32,808
197,729
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(c)
..................... 200 205,909
Citigroup, Inc.
3.88% , 03/26/25 .................. 36 35,887
4.40% , 06/10/25 .................. 25 24,951
4.60% , 03/09/26 .................. 34 33,922
4.45% , 09/29/27 .................. 75 74,241
4.13% , 07/25/28 .................. 100 97,866
6.63% , 06/15/32 .................. 35 38,140
6.68% , 09/13/43 .................. 24 27,684
4.75% , 05/18/46 .................. 50 45,715
Citizens Financial Group, Inc.
3.25% , 04/30/30 .................. 25 22,914
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(c)
25 25,523
2.64% , 09/30/32 .................. 25 20,564
Comerica, Inc., 4.00%, 02/01/29 ......... 30 28,817
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(c)
45 46,682
(SOFR Index + 2.13%), 4.77% , 07/28/30
(c)
40 39,688
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(c)
60 61,757
8.25% , 03/01/38 .................. 10 12,223
HSBC Holdings plc, 6.50%, 05/02/36 ...... 145 156,381
Huntington Bancshares, Inc.
(c)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 . 35 36,483
(SOFR Index + 1.87%), 5.71% , 02/02/35 . 30 30,751
KeyCorp
2.55% , 10/01/29
(b)
................. 35 31,469
(SOFR Index + 2.06%), 4.79% , 06/01/33
(c)
53 51,185
Regions Financial Corp.
2.25% , 05/18/25 .................. 50 49,379
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(c)
50 51,235
(1-day SOFR + 2.06%), 5.50% , 09/06/35
(c)
30 30,010
Santander Holdings USA, Inc.
3.45% , 06/02/25 .................. 75 74,349
(1-day SOFR + 2.33%), 5.81% , 09/09/26
(c)
39 39,198
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(c)
85 87,628
Truist Financial Corp., 3.88%, 03/19/29 .... 35 33,657
Wells Fargo & Co.
4.10% , 06/03/26 .................. 15 14,864
4.30% , 07/22/27 .................. 120 118,950
5.61% , 01/15/44 .................. 63 62,824
4.90% , 11/17/45 .................. 55 50,088
4.75% , 12/07/46 .................. 70 62,397
1,823,331
Beverages — 0.8%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 20 20,574
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 38 37,407
3.15% , 08/01/29 .................. 35 32,668
4.75% , 05/09/32 .................. 33 32,571
3.75% , 05/01/50 .................. 37 28,590
Keurig Dr Pepper, Inc.
4.60% , 05/25/28
(b)
................. 45 44,985
Series 31* , 2.25% , 03/15/31 .......... 58 49,975
3.35% , 03/15/51 .................. 55 39,349
Molson Coors Beverage Co.
5.00% , 05/01/42
(b)
................. 25 23,997

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.20% , 07/15/46 .................. USD 35 $ 29,583
339,699
Biotechnology — 2.6%
Amgen, Inc.
2.60% , 08/19/26 .................. 25 24,204
2.20% , 02/21/27 .................. 135 128,296
1.65% , 08/15/28 .................. 15 13,517
2.45% , 02/21/30 .................. 60 53,726
2.30% , 02/25/31 .................. 105 90,918
5.25% , 03/02/33 .................. 40 40,539
2.80% , 08/15/41
(b)
................. 80 58,308
4.40% , 05/01/45 .................. 60 52,076
4.66% , 06/15/51 .................. 110 97,617
2.77% , 09/01/53 .................. 104 64,668
5.75% , 03/02/63 .................. 45 45,879
Baxalta, Inc., 5.25%, 06/23/45 .......... 47 45,384
Biogen, Inc.
4.05% , 09/15/25 .................. 37 36,803
2.25% , 05/01/30 .................. 40 34,980
3.15% , 05/01/50 .................. 31 20,759
3.25% , 02/15/51 .................. 38 25,740
Gilead Sciences, Inc.
3.50% , 02/01/25 .................. 36 35,940
3.65% , 03/01/26 .................. 25 24,709
2.95% , 03/01/27 .................. 40 38,705
1.65% , 10/01/30 .................. 20 16,941
4.80% , 04/01/44 .................. 65 60,859
4.75% , 03/01/46 .................. 65 60,116
2.80% , 10/01/50 .................. 35 22,906
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 22 18,567
2.80% , 09/15/50 .................. 30 18,823
1,130,980
Broadline Retail — 0.3%
eBay, Inc.
1.40% , 05/10/26 .................. 25 23,866
3.60% , 06/05/27 .................. 49 47,989
2.70% , 03/11/30 .................. 40 36,194
3.65% , 05/10/51 .................. 30 22,362
130,411
Building Products — 0.7%
Carlisle Cos., Inc., 3.75%, 12/01/27 ....... 49 47,795
Carrier Global Corp.
2.49% , 02/15/27 .................. 61 58,411
5.90% , 03/15/34 .................. 24 25,434
3.58% , 04/05/50 .................. 58 44,278
Johnson Controls International plc
2.00% , 09/16/31 .................. 29 24,425
4.50% , 02/15/47 .................. 25 21,858
Owens Corning
5.70% , 06/15/34
(b)
................. 20 20,837
4.30% , 07/15/47 .................. 20 16,760
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 35 33,955
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 ................. 25 26,341
320,094
Capital Markets — 3.8%
Apollo Debt Solutions BDC, 6.70%, 07/29/31
(a)
40 41,475
Ares Capital Corp.
2.15% , 07/15/26 .................. 70 66,757
2.88% , 06/15/28 .................. 65 59,907
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blackstone Private Credit Fund
4.70% , 03/24/25 .................. USD 37 $ 36,963
3.25% , 03/15/27 .................. 50 47,805
Blackstone Secured Lending Fund
2.75% , 09/16/26 .................. 25 23,956
2.13% , 02/15/27 .................. 50 46,712
2.85% , 09/30/28 .................. 58 52,971
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 43 41,656
CI Financial Corp., 3.20%, 12/17/30 ...... 30 26,309
Deutsche Bank AG
(c)
(1-day SOFR + 3.19%), 6.12% , 07/14/26 . 150 151,112
(1-day SOFR + 2.52%), 7.15% , 07/13/27 . 155 160,071
FS KKR Capital Corp., 3.13%, 10/12/28 .... 35 31,928
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 37 36,837
6.45% , 05/01/36 .................. 25 27,420
6.75% , 10/01/37 .................. 110 121,782
5.15% , 05/22/45 .................. 60 57,824
Golub Capital BDC, Inc., 2.50%, 08/24/26 ... 25 23,777
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 40 41,284
2.63% , 10/15/31 .................. 45 38,553
6.25% , 01/15/36 .................. 20 21,180
LPL Holdings, Inc., 6.00%, 05/20/34 ...... 20 20,672
Moody's Corp.
4.25% , 08/08/32
(b)
................. 30 28,975
3.75% , 02/25/52 .................. 15 11,711
Morgan Stanley
5.00% , 11/24/25 .................. 65 65,088
4.35% , 09/08/26 .................. 45 44,709
3.95% , 04/23/27 .................. 43 42,283
Nasdaq, Inc.
3.85% , 06/30/26 .................. 25 24,718
1.65% , 01/15/31 .................. 35 29,298
3.25% , 04/28/50
(b)
................. 35 24,859
5.95% , 08/15/53 .................. 20 21,261
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 210 180,006
1,649,859
Chemicals — 2.4%
Albemarle Corp., 4.65%, 06/01/27 ........ 41 40,826
Celanese US Holdings LLC
(d)
6.17% , 07/15/27 .................. 25 25,520
6.33% , 07/15/29 .................. 52 53,821
6.95% , 11/15/33
(b)
................. 30 32,053
CF Industries, Inc.
5.15% , 03/15/34 .................. 45 44,534
5.38% , 03/15/44 .................. 35 33,824
Dow Chemical Co. (The)
7.38% , 11/01/29 .................. 30 33,365
2.10% , 11/15/30 .................. 78 67,227
4.25% , 10/01/34 .................. 15 14,039
4.38% , 11/15/42 .................. 55 47,202
4.80% , 05/15/49 .................. 15 13,298
3.60% , 11/15/50 .................. 45 32,728
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 60 60,534
5.32% , 11/15/38 .................. 28 29,185
5.42% , 11/15/48 .................. 35 36,845
Eastman Chemical Co.
4.50% , 12/01/28 .................. 34 33,757
5.63% , 02/20/34 .................. 20 20,424
4.65% , 10/15/44 .................. 35 31,047
FMC Corp.
3.45% , 10/01/29 .................. 16 14,844

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.50% , 10/01/49 .................. USD 25 $ 20,262
International Flavors & Fragrances, Inc.
4.38% , 06/01/47 .................. 10 8,146
5.00% , 09/26/48 .................. 10 9,024
LYB International Finance III LLC
2.25% , 10/01/30 .................. 25 21,655
5.50% , 03/01/34 .................. 15 15,155
3.38% , 10/01/40 .................. 25 19,092
4.20% , 05/01/50 .................. 40 31,658
3.80% , 10/01/60
(b)
................. 30 21,102
Mosaic Co. (The), 4.05%, 11/15/27 ....... 30 29,485
Nutrien Ltd.
4.90% , 03/27/28 .................. 15 15,127
2.95% , 05/13/30 .................. 22 20,082
3.95% , 05/13/50 .................. 30 23,733
PPG Industries, Inc., 3.75%, 03/15/28 ..... 15 14,620
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 63 61,401
4.50% , 06/01/47 .................. 45 39,919
Westlake Corp.
5.00% , 08/15/46 .................. 15 13,700
3.13% , 08/15/51 .................. 25 16,402
1,045,636
Commercial Services & Supplies — 0.6%
RELX Capital, Inc., 4.00%, 03/18/29 ...... 52 50,713
Republic Services, Inc.
3.38% , 11/15/27 .................. 66 64,012
2.38% , 03/15/33 .................. 51 42,452
Veralto Corp., 5.45%, 09/18/33 ......... 30 30,755
Waste Connections, Inc.
2.20% , 01/15/32 .................. 18 15,134
3.20% , 06/01/32 .................. 19 17,037
2.95% , 01/15/52 .................. 35 23,278
243,381
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 22 21,966
2.75% , 05/24/31 .................. 35 30,821
5.60% , 06/01/32 .................. 21 21,866
Nokia OYJ, 4.38%, 06/12/27 ........... 50 49,097
123,750
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 .................. 25 21,156
3.05% , 10/01/41 .................. 25 18,581
39,737
Construction Materials — 0.4%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 .................. 65 63,017
3.20% , 07/15/51 .................. 50 34,822
Vulcan Materials Co.
3.50% , 06/01/30 .................. 49 46,035
4.50% , 06/15/47 .................. 22 19,289
163,163
Consumer Finance — 3.4%
AerCap Ireland Capital DAC, 6.15%, 09/30/30 180 190,476
Ally Financial, Inc.
4.75% , 06/09/27
(b)
................. 11 10,982
2.20% , 11/02/28
(b)
................. 40 36,052
8.00% , 11/01/31 .................. 55 61,973
Capital One Financial Corp.
3.75% , 03/09/27 .................. 50 48,886
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.65% , 05/11/27 .................. USD 80 $ 77,999
Discover Financial Services, 4.10%, 02/09/27 90 88,877
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 210 225,850
General Motors Financial Co., Inc.
3.80% , 04/07/25 .................. 42 41,818
6.05% , 10/10/25 .................. 60 60,609
1.25% , 01/08/26 .................. 135 129,954
2.35% , 02/26/27 .................. 90 85,432
5.00% , 04/09/27 .................. 47 47,234
2.70% , 08/20/27 .................. 50 47,397
4.90% , 10/06/29
(b)
................. 50 49,824
5.85% , 04/06/30 .................. 35 36,313
2.35% , 01/08/31 .................. 70 59,656
6.10% , 01/07/34 .................. 40 41,642
5.95% , 04/04/34 .................. 25 25,802
Synchrony Financial
4.50% , 07/23/25 .................. 36 35,932
5.15% , 03/19/29 .................. 35 34,755
2.88% , 10/28/31 .................. 27 22,796
1,460,259
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.
3.88% , 04/15/27 .................. 35 34,293
3.50% , 04/03/30 .................. 32 29,607
5.45% , 07/05/33
(b)
................. 10 10,000
4.13% , 04/03/50 .................. 15 11,510
Dollar Tree, Inc.
4.00% , 05/15/25 .................. 46 45,823
4.20% , 05/15/28 .................. 40 39,134
Kroger Co. (The)
2.65% , 10/15/26 .................. 85 82,058
2.20% , 05/01/30 .................. 35 30,766
4.90% , 09/15/31 .................. 50 50,339
4.45% , 02/01/47 .................. 53 45,751
3.95% , 01/15/50 .................. 79 62,934
Sysco Corp.
3.30% , 07/15/26 .................. 30 29,397
5.95% , 04/01/30 .................. 40 42,196
6.60% , 04/01/50
(b)
................. 30 34,118
3.15% , 12/14/51 .................. 45 30,556
578,482
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30 .................. 25 22,236
2.69% , 05/25/31 .................. 40 34,985
Avery Dennison Corp., 2.25%, 02/15/32 .... 20 16,682
Berry Global, Inc.
1.57% , 01/15/26 .................. 25 24,126
5.50% , 04/15/28 .................. 25 25,443
5.65% , 01/15/34
(a)
................. 25 25,614
International Paper Co., 4.40%, 08/15/47 ... 50 43,094
Packaging Corp. of America, 3.05%, 10/01/51 30 20,244
Sonoco Products Co.
2.85% , 02/01/32
(b)
................. 28 24,260
5.75% , 11/01/40 .................. 25 25,570
WRKCo, Inc.
3.75% , 03/15/25 .................. 31 30,895
4.90% , 03/15/29 .................. 40 40,074
3.00% , 06/15/33 .................. 20 17,177
350,400

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ...... USD 30 $ 25,709
LKQ Corp., 6.25%, 06/15/33 ........... 15 15,758
41,467
Diversified REITs — 0.7%
American Assets Trust LP, 6.15%, 10/01/34 .. 30 30,402
Digital Realty Trust LP, 3.70%, 08/15/27 .... 65 63,449
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 25 25,598
GLP Capital LP
5.75% , 06/01/28 .................. 31 31,567
5.30% , 01/15/29 .................. 25 25,068
VICI Properties LP
4.38% , 05/15/25 .................. 56 55,845
4.75% , 02/15/28
(b)
................. 50 49,830
5.63% , 05/15/52 .................. 17 16,515
298,274
Diversified Telecommunication Services — 5.4%
AT&T, Inc.
1.70% , 03/25/26 .................. 55 52,964
4.25% , 03/01/27 .................. 25 24,841
2.30% , 06/01/27 .................. 100 94,672
2.75% , 06/01/31 .................. 125 110,959
2.55% , 12/01/33 .................. 70 57,678
5.40% , 02/15/34 .................. 40 41,079
4.50% , 05/15/35
(b)
................. 105 99,864
3.50% , 06/01/41 .................. 35 28,024
4.50% , 03/09/48 .................. 95 82,655
3.65% , 06/01/51 .................. 30 22,331
3.50% , 09/15/53 .................. 174 124,422
3.55% , 09/15/55 .................. 65 46,284
3.80% , 12/01/57 .................. 95 70,048
3.65% , 09/15/59
(b)
................. 155 109,676
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34
(b)
................. 25 24,944
4.46% , 04/01/48 .................. 50 42,375
Series US-4 , 3.65% , 03/17/51 ......... 35 25,665
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 60 73,958
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 77 90,831
Orange SA
9.00% , 03/01/31
(d)
................. 55 66,673
5.38% , 01/13/42 .................. 35 34,875
Sprint Capital Corp., 6.88%, 11/15/28 ...... 87 93,563
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 35 39,556
TELUS Corp.
3.40% , 05/13/32 .................. 20 17,998
4.60% , 11/16/48 .................. 25 21,461
Verizon Communications, Inc.
4.13% , 03/16/27 .................. 15 14,874
4.33% , 09/21/28 .................. 76 75,350
1.68% , 10/30/30 .................. 135 113,539
2.55% , 03/21/31 .................. 141 123,415
2.36% , 03/15/32 .................. 85 71,792
5.05% , 05/09/33 .................. 65 65,770
3.40% , 03/22/41 .................. 75 59,272
4.86% , 08/21/46 .................. 70 65,466
2.88% , 11/20/50
(b)
................. 90 58,695
3.55% , 03/22/51 .................. 115 85,541
2.99% , 10/30/56 .................. 110 69,588
3.70% , 03/22/61 .................. 75 54,535
2,355,233
Security
Par (000)
Par (000) Value
Electric Utilities — 4.5%
AEP Texas, Inc.
5.45% , 05/15/29 .................. USD 15 $ 15,411
Series I , 2.10% , 07/01/30 ............ 25 21,692
5.25% , 05/15/52 .................. 20 19,141
American Electric Power Co., Inc.
5.95% , 11/01/32 .................. 20 21,166
5.63% , 03/01/33 .................. 25 25,826
Arizona Public Service Co., 4.35%, 11/15/45 . 25 21,337
Avangrid, Inc., 3.20%, 04/15/25 ......... 12 11,930
Duke Energy Corp.
4.85% , 01/05/29 .................. 15 15,097
2.45% , 06/01/30 .................. 90 79,843
5.75% , 09/15/33 .................. 50 52,457
3.75% , 09/01/46 .................. 43 33,339
3.50% , 06/15/51 .................. 35 25,101
5.80% , 06/15/54 .................. 25 25,679
Edison International, 6.95%, 11/15/29 ..... 45 48,836
Emera US Finance LP, 4.75%, 06/15/46 .... 29 25,206
Entergy Corp.
1.90% , 06/15/28 .................. 25 22,810
2.40% , 06/15/31 .................. 40 34,385
Evergy, Inc., 2.90%, 09/15/29 .......... 35 32,224
Eversource Energy
2.90% , 03/01/27 .................. 80 77,005
5.50% , 01/01/34 .................. 55 55,959
Exelon Corp.
3.95% , 06/15/25 .................. 54 53,771
5.15% , 03/15/28 .................. 38 38,535
4.05% , 04/15/30 .................. 46 44,358
4.70% , 04/15/50 .................. 30 26,823
5.60% , 03/15/53 .................. 30 30,584
FirstEnergy Corp., Series C, 3.40%, 03/01/50
(b)
35 25,091
NextEra Energy Capital Holdings, Inc.
4.45% , 06/20/25 .................. 27 26,956
5.75% , 09/01/25 .................. 25 25,177
1.88% , 01/15/27 .................. 15 14,184
4.90% , 03/15/29 .................. 15 15,123
2.25% , 06/01/30 .................. 135 118,682
5.25% , 03/15/34 .................. 20 20,279
5.25% , 02/28/53 .................. 25 24,345
Pacific Gas & Electric Co.
3.50% , 06/15/25 .................. 25 24,815
3.45% , 07/01/25 .................. 25 24,777
3.15% , 01/01/26 .................. 25 24,541
2.10% , 08/01/27 .................. 50 46,690
4.55% , 07/01/30 .................. 60 58,766
3.25% , 06/01/31 .................. 55 49,633
6.40% , 06/15/33 .................. 30 32,268
5.80% , 05/15/34 .................. 30 31,221
4.00% , 12/01/46 .................. 40 31,336
4.95% , 07/01/50 .................. 70 62,897
3.50% , 08/01/50 .................. 40 28,703
6.75% , 01/15/53 .................. 28 31,517
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 20 20,243
Southern Co. (The)
3.25% , 07/01/26 .................. 73 71,577
5.50% , 03/15/29 .................. 75 77,458
5.70% , 10/15/32 .................. 25 26,259
5.70% , 03/15/34 .................. 25 26,198
4.40% , 07/01/46 .................. 55 47,777
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 ................. 35 33,630
Xcel Energy, Inc.
1.75% , 03/15/27 .................. 50 46,869

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.60% , 12/01/29 .................. USD 55 $ 49,653
1,975,180
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 45 46,344
6.40% , 04/15/33 .................. 40 42,158
88,502
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., 2.20%, 09/15/31 ........ 44 37,349
Arrow Electronics, Inc., 2.95%, 02/15/32
(b)
... 29 24,903
CDW LLC
3.28% , 12/01/28 .................. 54 50,525
5.10% , 03/01/30 .................. 25 24,936
Corning, Inc.
4.38% , 11/15/57
(b)
................. 25 20,585
5.45% , 11/15/79 .................. 17 16,321
Flex Ltd., 4.88%, 06/15/29 ............ 33 32,809
Jabil, Inc., 3.95%, 01/12/28 ............ 38 36,935
Keysight Technologies, Inc., 3.00%, 10/30/29 . 26 23,987
TD SYNNEX Corp.
1.75% , 08/09/26 .................. 50 47,529
2.38% , 08/09/28 .................. 35 32,059
2.65% , 08/09/31 .................. 30 25,460
Teledyne Technologies, Inc., 2.75%, 04/01/31 30 26,515
Trimble, Inc., 6.10%, 03/15/33 .......... 20 21,101
Vontier Corp., 2.95%, 04/01/31 ......... 20 17,451
438,465
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35 .................. 50 48,951
7.45% , 09/15/39 .................. 15 18,080
4.50% , 11/15/41 .................. 25 22,384
5.00% , 11/15/45
(b)
................. 15 14,121
NOV, Inc.
3.60% , 12/01/29 .................. 30 28,248
3.95% , 12/01/42 .................. 30 23,379
155,163
Entertainment — 0.8%
Electronic Arts, Inc., 2.95%, 02/15/51
(b)
..... 40 26,793
Take-Two Interactive Software, Inc.
3.55% , 04/14/25 .................. 18 17,905
3.70% , 04/14/27 .................. 15 14,675
4.00% , 04/14/32 .................. 15 14,166
Warnermedia Holdings, Inc.
3.64% , 03/15/25 .................. 50 49,811
4.28% , 03/15/32 .................. 80 72,188
5.05% , 03/15/42 .................. 25 21,147
5.14% , 03/15/52 .................. 125 100,365
5.39% , 03/15/62 .................. 20 15,974
333,024
Financial Services — 1.9%
Block Financial LLC, 2.50%, 07/15/28 ..... 47 43,025
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 46 44,938
3.85% , 04/05/29 .................. 40 38,557
4.40% , 04/05/52 .................. 25 21,015
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 31 30,637
5.59% , 01/11/33 .................. 10 10,300
5.00% , 04/20/48 .................. 27 25,302
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 62 59,355
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.10% , 07/15/32
(b)
................. USD 30 $ 30,342
3.10% , 03/01/41 .................. 30 22,686
Fiserv, Inc.
3.20% , 07/01/26 .................. 49 47,945
3.50% , 07/01/29 .................. 75 71,192
2.65% , 06/01/30 .................. 35 31,328
5.63% , 08/21/33 .................. 40 41,483
5.15% , 08/12/34 .................. 30 30,049
4.40% , 07/01/49 .................. 40 34,501
Global Payments, Inc.
1.20% , 03/01/26 .................. 95 90,897
3.20% , 08/15/29 .................. 35 32,428
4.15% , 08/15/49 .................. 25 19,931
Jackson Financial, Inc., 4.00%, 11/23/51 .... 20 14,693
Western Union Co. (The), 1.35%, 03/15/26 .. 62 59,200
Woodside Finance Ltd., 5.70%, 09/12/54 ... 30 29,667
829,471
Food Products — 2.7%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 35 34,252
2.75% , 05/14/31 .................. 28 24,739
Campbell's Co. (The)
4.15% , 03/15/28 .................. 38 37,382
2.38% , 04/24/30 .................. 25 22,129
3.13% , 04/24/50
(b)
................. 25 17,185
Conagra Brands, Inc.
4.60% , 11/01/25 .................. 25 24,978
1.38% , 11/01/27 .................. 67 61,039
5.30% , 11/01/38 .................. 15 14,533
5.40% , 11/01/48
(b)
................. 30 28,726
General Mills, Inc.
4.00% , 04/17/25
(b)
................. 37 36,878
3.20% , 02/10/27 .................. 55 53,419
2.25% , 10/14/31
(b)
................. 60 51,059
3.00% , 02/01/51
(b)
................. 27 18,018
J M Smucker Co. (The)
3.50% , 03/15/25 .................. 25 24,886
2.13% , 03/15/32
(b)
................. 24 19,938
4.38% , 03/15/45 .................. 25 21,501
JBS USA Holding Lux SARL
3.00% , 02/02/29 .................. 15 13,898
3.00% , 05/15/32 .................. 105 89,503
6.50% , 12/01/52 .................. 35 37,188
Kellanova
3.40% , 11/15/27 .................. 38 36,729
4.50% , 04/01/46 .................. 17 15,057
Kraft Heinz Foods Co.
3.00% , 06/01/26 .................. 25 24,425
3.75% , 04/01/30
(b)
................. 25 23,918
5.00% , 07/15/35 .................. 65 64,686
6.50% , 02/09/40 .................. 23 25,391
4.38% , 06/01/46 .................. 120 102,014
McCormick & Co., Inc.
0.90% , 02/15/26 .................. 41 39,209
1.85% , 02/15/31 .................. 26 21,862
Mondelez International, Inc.
1.50% , 05/04/25 .................. 26 25,652
3.00% , 03/17/32 .................. 55 48,802
2.63% , 09/04/50 .................. 40 25,053
Tyson Foods, Inc.
4.35% , 03/01/29 .................. 75 73,590
5.10% , 09/28/48 .................. 40 37,370
1,195,009

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
National Fuel Gas Co., 2.95%, 03/01/31 .... USD 25 $ 21,808
Ground Transportation — 0.7%
Canadian Pacific Railway Co.
1.75% , 12/02/26 .................. 35 33,132
2.05% , 03/05/30 .................. 25 21,972
3.50% , 05/01/50 .................. 20 15,060
3.10% , 12/02/51 .................. 65 45,034
6.13% , 09/15/2115 ................ 10 10,694
Norfolk Southern Corp.
4.45% , 03/01/33 .................. 30 29,226
3.05% , 05/15/50 .................. 90 61,453
5.35% , 08/01/54
(b)
................. 30 30,037
3.16% , 05/15/55 .................. 55 36,934
Ryder System, Inc., 5.25%, 06/01/28 ...... 40 40,699
324,241
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.
1.92% , 02/01/27 .................. 46 43,374
3.95% , 04/01/30
(b)
................. 35 33,448
2.54% , 02/01/32
(b)
................. 40 34,065
3.13% , 12/01/51
(b)
................. 35 23,031
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 25 24,515
4.69% , 02/13/28 .................. 46 46,148
2.82% , 05/20/30 .................. 25 22,647
1.96% , 02/11/31 .................. 44 37,245
4.67% , 06/06/47 .................. 40 35,992
3.79% , 05/20/50 .................. 30 23,390
Boston Scientific Corp.
1.90% , 06/01/25
(b)
................. 10 9,871
2.65% , 06/01/30 .................. 32 28,951
4.70% , 03/01/49 .................. 30 28,015
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 115 118,362
Koninklijke Philips NV
6.88% , 03/11/38 .................. 20 22,281
5.00% , 03/15/42 .................. 25 23,468
Smith & Nephew plc, 2.03%, 10/14/30 ..... 46 39,082
Solventum Corp.
(a)
5.45% , 02/25/27 .................. 25 25,319
5.45% , 03/13/31 .................. 50 50,833
5.90% , 04/30/54
(b)
................. 35 35,789
Stryker Corp.
1.15% , 06/15/25 .................. 15 14,734
3.50% , 03/15/26 .................. 55 54,304
4.25% , 09/11/29 .................. 35 34,578
4.63% , 03/15/46 .................. 40 36,402
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 .................. 35 34,446
2.60% , 11/24/31 .................. 23 19,926
900,216
Health Care Providers & Services — 6.4%
Aetna, Inc.
6.63% , 06/15/36 .................. 14 15,205
4.13% , 11/15/42 .................. 20 16,140
3.88% , 08/15/47 .................. 35 26,398
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 30 29,175
4.37% , 06/15/47 .................. 25 21,128
Cencora, Inc.
2.80% , 05/15/30 .................. 40 36,193
4.30% , 12/15/47 .................. 30 25,359
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Centene Corp.
2.45% , 07/15/28 .................. USD 40 $ 36,226
4.63% , 12/15/29 .................. 125 119,772
2.63% , 08/01/31 .................. 70 58,596
Cigna Group (The)
3.25% , 04/15/25 .................. 25 24,863
1.25% , 03/15/26 .................. 25 23,950
4.38% , 10/15/28 .................. 138 136,920
5.40% , 03/15/33 .................. 55 56,184
5.25% , 02/15/34
(b)
................. 35 35,338
4.80% , 07/15/46 .................. 50 45,298
3.40% , 03/15/50 .................. 25 17,761
3.40% , 03/15/51 .................. 88 62,036
CVS Health Corp.
3.88% , 07/20/25 .................. 65 64,580
5.00% , 02/20/26 .................. 36 36,062
2.88% , 06/01/26 .................. 40 38,913
1.30% , 08/21/27 .................. 30 27,355
4.30% , 03/25/28 .................. 90 88,313
5.13% , 02/21/30 .................. 65 65,124
2.13% , 09/15/31 .................. 35 28,733
5.25% , 02/21/33 .................. 48 47,611
4.78% , 03/25/38 .................. 100 91,041
5.05% , 03/25/48 .................. 110 97,426
4.25% , 04/01/50 .................. 55 43,141
5.63% , 02/21/53 .................. 74 70,677
Elevance Health, Inc.
3.35% , 12/01/24 .................. 10 10,000
2.38% , 01/15/25 .................. 36 35,906
1.50% , 03/15/26 .................. 75 72,103
5.15% , 06/15/29 .................. 30 30,505
2.55% , 03/15/31 .................. 47 41,093
5.38% , 06/15/34 .................. 50 50,732
4.38% , 12/01/47 .................. 35 29,833
3.13% , 05/15/50 .................. 75 51,097
3.60% , 03/15/51 .................. 85 62,786
HCA, Inc.
5.38% , 02/01/25 .................. 65 64,969
5.25% , 06/15/26 .................. 35 35,118
3.13% , 03/15/27 .................. 80 77,124
4.13% , 06/15/29 .................. 60 58,003
3.50% , 09/01/30
(b)
................. 75 69,261
5.60% , 04/01/34 .................. 50 50,577
5.13% , 06/15/39 .................. 15 14,219
5.50% , 06/15/47 .................. 30 28,757
5.25% , 06/15/49 .................. 50 45,918
3.50% , 07/15/51 .................. 54 37,279
5.95% , 09/15/54 .................. 25 25,265
Humana, Inc.
1.35% , 02/03/27 .................. 25 23,249
3.70% , 03/23/29 .................. 60 57,281
5.95% , 03/15/34 .................. 35 36,383
3.95% , 08/15/49 .................. 40 30,698
Laboratory Corp. of America Holdings
1.55% , 06/01/26 .................. 36 34,423
2.70% , 06/01/31 .................. 25 21,915
4.80% , 10/01/34 .................. 35 34,032
4.70% , 02/01/45 .................. 20 18,035
Quest Diagnostics, Inc.
4.20% , 06/30/29 .................. 41 40,193
2.80% , 06/30/31 .................. 50 44,186
Universal Health Services, Inc.
2.65% , 10/15/30 .................. 50 43,450

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.65% , 01/15/32 .................. USD 30 $ 25,133
2,785,041
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32
(b)
................. 68 55,475
4.00% , 02/01/50 .................. 15 11,806
5.15% , 04/15/53 .................. 25 23,447
Healthcare Realty Holdings LP, 3.75%, 07/01/27 59 57,399
Healthpeak OP LLC
2.13% , 12/01/28 .................. 45 40,819
3.00% , 01/15/30 .................. 57 52,402
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 25 21,401
Sabra Health Care LP, 3.20%, 12/01/31 .... 45 39,354
Ventas Realty LP
4.00% , 03/01/28 .................. 15 14,681
4.75% , 11/15/30 .................. 49 48,688
Welltower OP LLC
4.00% , 06/01/25 .................. 10 9,947
2.05% , 01/15/29 .................. 35 31,567
2.80% , 06/01/31 .................. 30 26,612
2.75% , 01/15/32 .................. 25 21,754
4.95% , 09/01/48 .................. 26 24,531
479,883
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 50 52,213
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series E , 4.00% , 06/15/25 ............ 25 24,870
Series H , 3.38% , 12/15/29 ........... 25 23,085
47,955
Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 40 42,596
Expedia Group, Inc.
5.00% , 02/15/26 .................. 20 20,046
3.25% , 02/15/30
(b)
................. 30 27,962
2.95% , 03/15/31 .................. 35 31,390
Las Vegas Sands Corp., 6.00%, 08/15/29 ... 30 30,765
Marriott International, Inc.
Series EE , 5.75% , 05/01/25 ........... 23 23,080
5.00% , 10/15/27 .................. 93 94,099
4.80% , 03/15/30 .................. 30 30,034
Series GG , 3.50% , 10/15/32 .......... 75 67,467
McDonald's Corp.
3.38% , 05/26/25
(b)
................. 25 24,869
3.30% , 07/01/25 .................. 36 35,725
3.70% , 01/30/26 .................. 25 24,803
3.80% , 04/01/28 .................. 15 14,685
3.60% , 07/01/30 .................. 80 76,037
4.95% , 08/14/33
(b)
................. 35 35,478
6.30% , 03/01/38 .................. 20 22,155
4.88% , 12/09/45 .................. 42 39,377
3.63% , 09/01/49 .................. 70 53,503
5.45% , 08/14/53 .................. 30 30,193
Starbucks Corp.
4.75% , 02/15/26 .................. 68 68,278
2.00% , 03/12/27 .................. 75 70,989
2.55% , 11/15/30 .................. 55 48,878
3.00% , 02/14/32 .................. 25 22,296
4.45% , 08/15/49 .................. 21 18,221
3.50% , 11/15/50
(b)
................. 46 33,894
986,820
Security
Par (000)
Par (000) Value
Household Durables — 0.6%
DR Horton, Inc.
2.60% , 10/15/25 .................. USD 25 $ 24,578
1.30% , 10/15/26 .................. 50 47,067
1.40% , 10/15/27 .................. 35 32,069
5.00% , 10/15/34 .................. 35 34,550
Leggett & Platt, Inc., 3.50%, 11/15/27 ...... 50 47,695
Lennar Corp., 4.75%, 11/29/27 .......... 28 28,107
Whirlpool Corp., 4.60%, 05/15/50
(b)
....... 35 28,078
242,144
Household Products — 0.1%
Church & Dwight Co., Inc., 5.00%, 06/15/52 .. 25 23,880
Clorox Co. (The), 1.80%, 05/15/30 ....... 43 37,072
60,952
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 2.45%, 01/15/31
(b)
...... 45 38,138
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 35 36,004
5.80% , 03/01/33 .................. 15 15,712
6.25% , 10/01/39 .................. 20 21,577
5.60% , 06/15/42 .................. 20 20,226
5.75% , 03/15/54 .................. 10 10,264
141,921
Insurance — 2.6%
Allstate Corp. (The)
3.28% , 12/15/26 .................. 15 14,642
1.45% , 12/15/30 .................. 25 20,566
5.25% , 03/30/33 .................. 55 56,089
3.85% , 08/10/49 .................. 25 19,803
American International Group, Inc.
5.13% , 03/27/33
(b)
................. 55 55,598
4.80% , 07/10/45 .................. 20 18,500
4.38% , 06/30/50 .................. 30 26,108
Aon Corp.
2.85% , 05/28/27 .................. 25 23,978
2.80% , 05/15/30 .................. 47 42,668
3.90% , 02/28/52 .................. 38 29,729
Aon Global Ltd.
3.88% , 12/15/25 .................. 70 69,466
4.75% , 05/15/45 .................. 46 42,046
Aon North America, Inc., 5.45%, 03/01/34 ... 50 51,322
Arch Capital Group Ltd., 3.64%, 06/30/50 ... 35 26,449
Arthur J Gallagher & Co., 5.75%, 07/15/54 .. 35 36,098
Athene Holding Ltd.
6.15% , 04/03/30 .................. 10 10,536
3.50% , 01/15/31 .................. 18 16,521
5.88% , 01/15/34 .................. 25 25,933
Brighthouse Financial, Inc., 4.70%, 06/22/47 . 15 12,270
Brown & Brown, Inc.
2.38% , 03/15/31 .................. 30 25,695
4.95% , 03/17/52 .................. 15 13,546
CNA Financial Corp., 3.45%, 08/15/27 ..... 60 58,234
CNO Financial Group, Inc., 6.45%, 06/15/34 . 35 36,887
Enstar Group Ltd., 3.10%, 09/01/31 ....... 45 38,792
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(b)
..................... 40 26,539
F&G Annuities & Life, Inc., 6.25%, 10/04/34 .. 30 29,972
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 35 31,775
6.10% , 03/15/55
(a)
................. 25 25,980
Fidelity National Financial, Inc., 3.40%,
06/15/30 ...................... 30 27,594
Hartford Financial Services Group, Inc. (The)
2.80% , 08/19/29
(b)
................. 28 25,755

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.60% , 08/19/49 .................. USD 20 $ 15,364
2.90% , 09/15/51 .................. 20 13,273
Lincoln National Corp.
3.05% , 01/15/30 .................. 22 20,156
7.00% , 06/15/40 .................. 7 7,934
Markel Group, Inc.
5.00% , 04/05/46 .................. 15 13,697
3.45% , 05/07/52
(b)
................. 40 28,043
Old Republic International Corp., 3.85%,
06/11/51 ...................... 20 14,821
Unum Group, 4.13%, 06/15/51 .......... 15 11,761
Willis North America, Inc.
4.50% , 09/15/28
(b)
................. 32 31,762
3.88% , 09/15/49 .................. 27 21,111
1,117,013
IT Services — 0.4%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 68 64,666
2.70% , 10/15/28 .................. 35 32,254
4.10% , 10/15/41 .................. 15 12,275
VeriSign, Inc., 2.70%, 06/15/31 ......... 52 44,965
154,160
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 .......... 35 34,280
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 44 37,993
Revvity, Inc., 1.90%, 09/15/28 .......... 47 42,360
80,353
Machinery — 1.5%
CNH Industrial Capital LLC
3.95% , 05/23/25 .................. 31 30,909
1.88% , 01/15/26 .................. 15 14,532
1.45% , 07/15/26 .................. 50 47,454
4.55% , 04/10/28 .................. 15 14,910
Flowserve Corp., 2.80%, 01/15/32 ....... 25 21,429
Fortive Corp., 4.30%, 06/15/46 .......... 20 16,849
IDEX Corp., 2.63%, 06/15/31 ........... 30 26,103
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. 35 35,862
5.70% , 08/14/33
(b)
................. 40 41,686
nVent Finance SARL, 4.55%, 04/15/28 ..... 50 49,709
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 50 47,554
2.57% , 02/15/30 .................. 49 44,023
3.11% , 02/15/40 .................. 35 27,462
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 41 39,876
3.25% , 06/14/29 .................. 50 47,326
4.00% , 06/14/49 .................. 40 33,419
Stanley Black & Decker, Inc.
2.30% , 02/24/25 .................. 30 29,813
4.25% , 11/15/28
(b)
................. 35 34,502
4.85% , 11/15/48 .................. 25 22,644
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(d)
................ 48 47,844
673,906
Media — 2.5%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 29 28,988
3.75% , 02/15/28 .................. 25 24,021
2.25% , 01/15/29 .................. 15 13,335
2.80% , 04/01/31 .................. 65 55,778
Security
Par (000)
Par (000) Value
Media (continued)
4.40% , 04/01/33 .................. USD 60 $ 54,935
6.38% , 10/23/35 .................. 35 36,032
6.48% , 10/23/45 .................. 60 59,207
5.38% , 05/01/47 .................. 50 42,813
5.75% , 04/01/48 .................. 67 59,722
3.70% , 04/01/51 .................. 45 29,813
3.90% , 06/01/52 .................. 45 30,627
3.85% , 04/01/61 .................. 50 32,025
3.95% , 06/30/62 .................. 35 22,631
Discovery Communications LLC
3.95% , 03/20/28 .................. 85 81,413
5.20% , 09/20/47 .................. 45 37,060
Fox Corp.
4.71% , 01/25/29 .................. 65 65,070
6.50% , 10/13/33 .................. 15 16,130
5.48% , 01/25/39 .................. 35 34,449
5.58% , 01/25/49
(b)
................. 30 29,272
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 .................. 18 15,518
5.40% , 10/01/48
(b)
................. 30 29,012
Omnicom Group, Inc.
3.60% , 04/15/26 .................. 25 24,683
2.60% , 08/01/31 .................. 42 36,460
Paramount Global
4.95% , 01/15/31 .................. 45 42,886
6.88% , 04/30/36
(b)
................. 10 10,415
4.38% , 03/15/43 .................. 25 19,289
5.85% , 09/01/43 .................. 10 9,092
4.95% , 05/19/50 .................. 25 20,041
Time Warner Cable LLC
6.55% , 05/01/37 .................. 20 19,856
7.30% , 07/01/38 .................. 25 26,302
6.75% , 06/15/39 .................. 45 45,648
5.50% , 09/01/41 .................. 60 52,902
1,105,425
Metals & Mining — 0.8%
ArcelorMittal SA
4.25% , 07/16/29 .................. 73 71,666
7.00% , 10/15/39
(d)
................. 5 5,522
6.35% , 06/17/54
(b)
................. 15 15,498
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 40 41,126
Freeport-McMoRan, Inc.
5.40% , 11/14/34 .................. 25 25,360
5.45% , 03/15/43 .................. 35 34,040
Kinross Gold Corp., 6.25%, 07/15/33 ...... 20 21,286
Newmont Corp.
2.80% , 10/01/29 .................. 25 23,062
2.25% , 10/01/30 .................. 35 30,592
2.60% , 07/15/32 .................. 51 43,967
4.88% , 03/15/42 .................. 35 33,253
Steel Dynamics, Inc., 3.25%, 01/15/31 ..... 25 22,912
368,284
Multi-Utilities — 1.5%
Ameren Corp.
5.00% , 01/15/29 .................. 15 15,153
3.50% , 01/15/31 .................. 35 32,483
CenterPoint Energy, Inc., 5.40%, 06/01/29 .. 30 30,671
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 90 84,000
Series B , 3.30% , 04/15/41 ............ 34 25,871
DTE Energy Co.
2.85% , 10/01/26 .................. 35 33,897
5.10% , 03/01/29 .................. 30 30,382

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
National Grid plc, 5.42%, 01/11/34 ....... USD 25 $ 25,510
NiSource, Inc.
3.49% , 05/15/27 .................. 35 34,127
3.60% , 05/01/30 .................. 45 42,486
4.38% , 05/15/47 .................. 60 51,757
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 41 42,410
2.45% , 11/15/31 .................. 27 23,265
Puget Energy, Inc., 2.38%, 06/15/28 ...... 35 32,160
Sempra
3.40% , 02/01/28 .................. 52 50,039
3.80% , 02/01/38 .................. 15 12,864
4.00% , 02/01/48 .................. 30 24,079
WEC Energy Group, Inc., 2.20%, 12/15/28 .. 53 48,401
639,555
Office REITs — 0.2%
Boston Properties LP
3.65% , 02/01/26 .................. 25 24,644
2.75% , 10/01/26 .................. 20 19,239
2.90% , 03/15/30 .................. 30 26,775
3.25% , 01/30/31 .................. 40 35,514
106,172
Oil, Gas & Consumable Fuels — 9.9%
Apache Corp.
4.25% , 01/15/30
(b)
................. 20 19,030
5.10% , 09/01/40 .................. 25 22,039
Boardwalk Pipelines LP
5.95% , 06/01/26 .................. 18 18,217
3.40% , 02/15/31 .................. 35 31,815
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 35 34,272
6.25% , 03/15/38 .................. 25 26,289
4.95% , 06/01/47 .................. 25 22,465
Cenovus Energy, Inc.
6.75% , 11/15/39 .................. 8 8,816
3.75% , 02/15/52
(b)
................. 40 29,385
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 45 45,380
2.74% , 12/31/39 .................. 24 19,325
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 55 48,696
5.95% , 06/30/33 .................. 25 26,046
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 15 14,847
5.65% , 04/15/34 .................. 35 35,983
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 20,263
Continental Resources, Inc., 4.90%, 06/01/44 25 21,013
Coterra Energy, Inc., 5.60%, 03/15/34 ..... 20 20,317
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,469
Devon Energy Corp.
4.50% , 01/15/30 .................. 39 38,135
5.60% , 07/15/41 .................. 20 19,317
5.00% , 06/15/45 .................. 35 30,849
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 25 24,371
3.50% , 12/01/29 .................. 70 65,810
5.40% , 04/18/34 .................. 35 35,350
4.25% , 03/15/52 .................. 55 44,064
5.75% , 04/18/54 .................. 25 24,912
Enbridge, Inc.
5.25% , 04/05/27 .................. 15 15,210
5.70% , 03/08/33 .................. 50 51,819
2.50% , 08/01/33 .................. 25 20,539
4.00% , 11/15/49 .................. 85 67,105
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
4.75% , 01/15/26 .................. USD 50 $ 49,954
5.50% , 06/01/27 .................. 71 72,214
4.00% , 10/01/27 .................. 50 49,149
4.15% , 09/15/29 .................. 36 34,940
3.75% , 05/15/30 .................. 63 59,421
5.75% , 02/15/33 .................. 35 36,110
6.55% , 12/01/33 .................. 30 32,653
5.60% , 09/01/34
(b)
................. 35 35,762
5.00% , 05/15/44
(d)
................. 52 46,822
5.15% , 03/15/45 .................. 35 32,237
6.25% , 04/15/49 .................. 44 46,099
5.00% , 05/15/50 .................. 95 84,902
EQT Corp.
5.70% , 04/01/28 .................. 53 54,349
5.75% , 02/01/34
(b)
................. 20 20,486
Hess Corp.
7.30% , 08/15/31 .................. 32 36,363
5.60% , 02/15/41 .................. 45 46,032
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 .................. 55 61,886
5.50% , 03/01/44 .................. 39 37,828
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 87 86,784
1.75% , 11/15/26 .................. 36 34,125
7.75% , 01/15/32 .................. 25 29,012
5.20% , 06/01/33 .................. 25 24,965
5.55% , 06/01/45 .................. 55 53,745
3.60% , 02/15/51 .................. 55 39,478
Marathon Oil Corp.
4.40% , 07/15/27 .................. 28 27,928
5.70% , 04/01/34 .................. 15 16,031
6.60% , 10/01/37 .................. 10 11,308
5.20% , 06/01/45 .................. 15 14,869
Marathon Petroleum Corp.
4.70% , 05/01/25 .................. 75 74,980
6.50% , 03/01/41 .................. 45 48,477
MPLX LP
1.75% , 03/01/26 .................. 57 54,917
4.25% , 12/01/27 .................. 15 14,832
2.65% , 08/15/30 .................. 55 48,732
4.50% , 04/15/38 .................. 40 36,204
5.50% , 02/15/49 .................. 60 58,142
5.65% , 03/01/53 .................. 35 34,350
Occidental Petroleum Corp.
5.55% , 03/15/26 .................. 35 35,241
8.88% , 07/15/30 .................. 45 52,062
7.50% , 05/01/31 .................. 60 67,163
6.45% , 09/15/36 .................. 50 52,741
6.60% , 03/15/46 .................. 35 37,104
ONEOK, Inc.
5.85% , 01/15/26 .................. 20 20,212
4.00% , 07/13/27 .................. 54 53,130
6.35% , 01/15/31
(b)
................. 25 26,747
6.10% , 11/15/32 .................. 45 47,662
6.05% , 09/01/33 .................. 25 26,392
4.25% , 09/15/46 .................. 35 28,345
5.20% , 07/15/48 .................. 40 37,073
3.95% , 03/01/50 .................. 55 42,149
6.63% , 09/01/53 .................. 25 27,829
Ovintiv, Inc., 6.50%, 08/15/34 .......... 25 26,585
Phillips 66
4.65% , 11/15/34 .................. 35 33,624
4.88% , 11/15/44 .................. 70 63,492
3.30% , 03/15/52 .................. 5 3,428

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co.
4.95% , 12/01/27
(b)
................. USD 30 $ 30,332
3.15% , 12/15/29 .................. 30 27,847
Plains All American Pipeline LP
3.55% , 12/15/29 .................. 45 42,367
4.70% , 06/15/44 .................. 25 21,724
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 16 16,013
4.20% , 03/15/28 .................. 15 14,777
4.50% , 05/15/30
(b)
................. 80 78,577
South Bow USA Infrastructure Holdings LLC
(a)
4.91% , 09/01/27 .................. 15 14,983
5.58% , 10/01/34
(b)
................. 30 29,969
Spectra Energy Partners LP, 4.50%, 03/15/45 25 21,555
Suncor Energy, Inc.
6.80% , 05/15/38 .................. 20 22,127
3.75% , 03/04/51
(b)
................. 40 29,820
Targa Resources Corp.
4.20% , 02/01/33 .................. 45 41,991
6.13% , 03/15/33 .................. 25 26,447
6.25% , 07/01/52 .................. 25 26,494
Targa Resources Partners LP
5.00% , 01/15/28 .................. 15 14,967
6.88% , 01/15/29 .................. 60 61,493
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 50 49,262
6.20% , 10/15/37 .................. 35 37,367
7.63% , 01/15/39 .................. 26 31,006
5.10% , 03/15/49 .................. 45 42,971
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 ................. 24 24,653
Valero Energy Corp.
4.35% , 06/01/28 .................. 60 59,332
6.63% , 06/15/37 .................. 40 43,871
3.65% , 12/01/51 .................. 35 25,089
Western Midstream Operating LP
4.05% , 02/01/30
(d)
................. 40 38,079
5.45% , 11/15/34
(b)
................. 20 19,858
5.25% , 02/01/50
(d)
................. 25 22,491
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 25 25,206
3.75% , 06/15/27 .................. 55 53,855
2.60% , 03/15/31 .................. 50 43,675
6.30% , 04/15/40 .................. 30 32,385
5.10% , 09/15/45 .................. 35 33,142
3.50% , 10/15/51 .................. 60 43,343
4,301,281
Passenger Airlines — 0.2%
Southwest Airlines Co.
5.25% , 05/04/25 .................. 68 68,033
5.13% , 06/15/27 .................. 15 15,144
83,177
Pharmaceuticals — 1.1%
Mylan, Inc., 5.20%, 04/15/48 ........... 40 34,547
Royalty Pharma plc
1.20% , 09/02/25 .................. 37 35,982
1.75% , 09/02/27 .................. 103 95,108
2.15% , 09/02/31 .................. 15 12,519
3.30% , 09/02/40 .................. 40 30,059
3.55% , 09/02/50 .................. 35 24,639
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 .. 25 24,661
Viatris, Inc.
2.30% , 06/22/27 .................. 50 46,966
2.70% , 06/22/30 .................. 45 39,503
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.00% , 06/22/50 .................. USD 30 $ 21,479
Zoetis, Inc.
5.40% , 11/14/25 .................. 30 30,205
2.00% , 05/15/30 .................. 62 53,937
4.70% , 02/01/43 .................. 35 32,278
481,883
Professional Services — 0.5%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ...................... 39 33,888
Equifax, Inc.
5.10% , 06/01/28 .................. 15 15,152
3.10% , 05/15/30 .................. 35 32,143
2.35% , 09/15/31 .................. 53 44,979
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 25 25,682
Thomson Reuters Corp., 5.85%, 04/15/40 ... 20 20,831
Verisk Analytics, Inc.
5.25% , 06/05/34 .................. 30 30,318
3.63% , 05/15/50 .................. 20 14,965
217,958
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31 ..... 40 34,762
Residential REITs — 0.3%
American Homes 4 Rent LP
3.63% , 04/15/32 .................. 20 18,194
5.50% , 07/15/34 .................. 15 15,253
Essex Portfolio LP, 2.65%, 03/15/32 ...... 35 29,996
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 71 64,805
Sun Communities Operating LP, 2.70%,
07/15/31 ...................... 25 21,429
149,677
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 .................. 26 25,768
2.50% , 08/16/31 .................. 40 34,163
Kimco Realty OP LLC
3.30% , 02/01/25 .................. 10 9,969
2.70% , 10/01/30 .................. 30 26,999
6.40% , 03/01/34 .................. 25 27,397
NNN REIT, Inc., 5.50%, 06/15/34 ........ 15 15,298
139,594
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom Corp., 3.88%, 01/15/27 ....... 75 73,917
Broadcom, Inc.
(a)
1.95% , 02/15/28 .................. 50 46,032
4.00% , 04/15/29 .................. 60 58,147
2.45% , 02/15/31 .................. 130 113,323
3.42% , 04/15/33 .................. 105 93,261
3.47% , 04/15/34 .................. 30 26,470
3.14% , 11/15/35 .................. 120 99,888
4.93% , 05/15/37 .................. 30 29,078
3.50% , 02/15/41 .................. 65 52,131
3.75% , 02/15/51 .................. 15 11,527
Intel Corp.
3.15% , 05/11/27 .................. 15 14,468
1.60% , 08/12/28 .................. 75 66,855
2.00% , 08/12/31 .................. 75 62,109
5.15% , 02/21/34
(b)
................. 50 49,737
3.73% , 12/08/47 .................. 125 90,101
3.05% , 08/12/51 .................. 150 93,095
3.20% , 08/12/61 .................. 100 59,654

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
2.45% , 04/15/28 .................. USD 50 $ 46,319
2.95% , 04/15/31 .................. 42 37,426
Microchip Technology, Inc., 4.25%, 09/01/25 . 31 30,884
Micron Technology, Inc.
4.19% , 02/15/27 .................. 35 34,614
6.75% , 11/01/29 .................. 41 44,170
4.66% , 02/15/30 .................. 49 48,404
5.88% , 09/15/33 .................. 25 26,134
3.48% , 11/01/51
(b)
................. 25 17,849
NXP BV
3.88% , 06/18/26 .................. 21 20,760
4.30% , 06/18/29
(b)
................. 41 40,179
2.65% , 02/15/32 .................. 20 17,150
5.00% , 01/15/33 .................. 25 24,847
3.25% , 05/11/41 .................. 15 11,396
3.13% , 02/15/42 .................. 15 10,998
3.25% , 11/30/51 .................. 15 10,215
1,461,138
Software — 3.4%
Atlassian Corp., 5.50%, 05/15/34
(b)
....... 20 20,485
Autodesk, Inc., 2.40%, 12/15/31 ......... 36 30,865
Oracle Corp.
2.50% , 04/01/25 .................. 79 78,494
2.95% , 05/15/25 .................. 50 49,628
1.65% , 03/25/26 .................. 41 39,490
2.65% , 07/15/26 .................. 25 24,281
2.80% , 04/01/27 .................. 15 14,440
4.50% , 05/06/28 .................. 50 49,928
2.95% , 04/01/30 .................. 70 64,011
2.88% , 03/25/31 .................. 155 138,346
4.30% , 07/08/34 .................. 35 33,091
3.80% , 11/15/37 .................. 35 30,153
6.50% , 04/15/38 .................. 65 71,910
3.60% , 04/01/40 .................. 95 77,366
3.65% , 03/25/41 .................. 80 64,762
4.00% , 07/15/46 .................. 10 8,079
3.60% , 04/01/50 .................. 40 29,670
3.95% , 03/25/51 .................. 75 58,738
5.55% , 02/06/53 .................. 15 14,990
3.85% , 04/01/60 .................. 100 72,993
4.10% , 03/25/61 .................. 85 64,866
Roper Technologies, Inc.
1.00% , 09/15/25 .................. 56 54,483
1.40% , 09/15/27 .................. 91 83,777
4.50% , 10/15/29 .................. 30 29,770
1.75% , 02/15/31 .................. 33 27,513
4.90% , 10/15/34 .................. 35 34,426
VMware LLC
1.40% , 08/15/26 .................. 50 47,302
3.90% , 08/21/27 .................. 110 107,828
Workday, Inc.
3.50% , 04/01/27 .................. 37 36,206
3.80% , 04/01/32 .................. 25 23,181
1,481,072
Specialized REITs — 1.9%
American Tower Corp.
2.40% , 03/15/25 .................. 25 24,823
3.38% , 10/15/26 .................. 72 70,324
3.80% , 08/15/29 .................. 135 129,458
3.10% , 06/15/50
(b)
................. 45 30,657
Crown Castle, Inc.
1.35% , 07/15/25 .................. 25 24,483
3.80% , 02/15/28 .................. 115 111,652
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.10% , 04/01/31 .................. USD 15 $ 12,618
2.50% , 07/15/31 .................. 50 42,882
2.90% , 04/01/41 .................. 34 24,953
3.25% , 01/15/51
(b)
................. 20 13,898
CubeSmart LP, 2.25%, 12/15/28 ......... 35 31,835
Equinix, Inc.
1.25% , 07/15/25 .................. 25 24,558
1.45% , 05/15/26 .................. 31 29,658
1.80% , 07/15/27 .................. 50 46,624
1.55% , 03/15/28 .................. 50 45,313
2.15% , 07/15/30 .................. 30 26,162
2.95% , 09/15/51 .................. 27 17,506
Extra Space Storage LP, 2.40%, 10/15/31 ... 35 29,659
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 25 24,134
7.38% , 03/15/32 .................. 40 45,464
806,661
Specialty Retail — 1.6%
AutoNation, Inc., 3.85%, 03/01/32 ........ 35 31,893
AutoZone, Inc.
5.10% , 07/15/29
(b)
................. 30 30,477
1.65% , 01/15/31 .................. 25 20,834
4.75% , 08/01/32 .................. 33 32,528
4.75% , 02/01/33 .................. 30 29,417
Best Buy Co., Inc., 1.95%, 10/01/30 ...... 34 29,076
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 . 10 7,524
Lowe's Cos., Inc.
4.80% , 04/01/26 .................. 50 50,202
2.50% , 04/15/26 .................. 65 63,355
1.70% , 09/15/28 .................. 40 36,016
1.70% , 10/15/30 .................. 61 51,677
5.00% , 04/15/33
(b)
................. 50 50,331
3.70% , 04/15/46 .................. 60 46,474
4.25% , 04/01/52 .................. 50 41,106
5.80% , 09/15/62 .................. 40 40,957
5.85% , 04/01/63
(b)
................. 30 30,887
O'Reilly Automotive, Inc., 3.90%, 06/01/29 ... 85 82,296
Tractor Supply Co., 5.25%, 05/15/33 ...... 40 40,655
715,705
Technology Hardware, Storage & Peripherals — 1.5%
Dell International LLC
6.02% , 06/15/26 .................. 34 34,567
5.25% , 02/01/28 .................. 85 86,577
8.10% , 07/15/36 .................. 25 30,363
3.45% , 12/15/51 .................. 51 36,633
Hewlett Packard Enterprise Co.
4.90% , 10/15/25
(d)
................. 58 58,101
4.40% , 09/25/27 .................. 15 14,927
4.85% , 10/15/31 .................. 60 59,519
6.20% , 10/15/35
(d)
................. 20 21,475
6.35% , 10/15/45
(d)
................. 25 27,229
HP, Inc.
2.20% , 06/17/25 .................. 30 29,609
1.45% , 06/17/26 .................. 25 23,806
4.75% , 01/15/28
(b)
................. 20 20,106
4.00% , 04/15/29 .................. 15 14,547
2.65% , 06/17/31 .................. 45 39,247
5.50% , 01/15/33
(b)
................. 25 25,683
6.00% , 09/15/41 .................. 35 36,727
NetApp, Inc.
1.88% , 06/22/25 .................. 55 54,111
2.38% , 06/22/27 .................. 50 47,407

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 3.10%, 02/01/32 .... USD 15 $ 12,688
673,322
Tobacco — 1.6%
Altria Group, Inc.
4.40% , 02/14/26 .................. 41 40,868
4.80% , 02/14/29 .................. 49 48,973
5.80% , 02/14/39 .................. 40 41,247
4.50% , 05/02/43 .................. 35 30,158
5.95% , 02/14/49 .................. 60 61,696
3.70% , 02/04/51 .................. 70 50,448
BAT Capital Corp.
3.56% , 08/15/27 .................. 59 57,339
6.34% , 08/02/30 .................. 80 85,295
2.73% , 03/25/31 .................. 40 35,196
4.74% , 03/16/32 .................. 25 24,464
4.39% , 08/15/37 .................. 50 44,727
4.54% , 08/15/47 .................. 25 20,790
4.76% , 09/06/49 .................. 35 29,837
5.65% , 03/16/52 .................. 30 28,878
BAT International Finance plc, 1.67%, 03/25/26 25 24,036
Reynolds American, Inc.
4.45% , 06/12/25 .................. 51 50,932
5.85% , 08/15/45 .................. 30 29,673
704,557
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88% , 01/15/26
(b)
................. 62 60,722
2.20% , 01/15/27 .................. 80 75,971
2.10% , 09/01/28 .................. 85 77,289
3.00% , 02/01/30 .................. 25 22,775
2.88% , 01/15/32 .................. 35 30,438
Aircastle Ltd., 4.25%, 06/15/26 .......... 25 24,749
GATX Corp.
4.00% , 06/30/30 .................. 45 43,006
3.10% , 06/01/51 .................. 25 16,759
351,709
Water Utilities — 0.1%
Essential Utilities, Inc.
2.70% , 04/15/30 .................. 10 9,002
3.35% , 04/15/50 .................. 20 14,077
5.30% , 05/01/52 .................. 15 14,491
37,570
Wireless Telecommunication Services — 3.0%
Rogers Communications, Inc.
3.63% , 12/15/25 .................. 30 29,657
3.20% , 03/15/27 .................. 71 68,705
3.80% , 03/15/32 .................. 25 22,932
5.30% , 02/15/34 .................. 35 34,991
5.00% , 03/15/44 .................. 50 46,505
3.70% , 11/15/49 .................. 80 59,328
Telefonica Europe BV, 8.25%, 09/15/30 .... 70 80,973
T-Mobile USA, Inc.
3.50% , 04/15/25 .................. 25 24,872
1.50% , 02/15/26 .................. 57 54,879
3.75% , 04/15/27 .................. 85 83,347
4.95% , 03/15/28 .................. 35 35,302
3.88% , 04/15/30 .................. 105 100,387
2.55% , 02/15/31 .................. 95 83,065
3.50% , 04/15/31 .................. 45 41,569
5.05% , 07/15/33 .................. 40 40,115
4.70% , 01/15/35 .................. 50 48,630
3.00% , 02/15/41 .................. 55 41,131
4.50% , 04/15/50 .................. 75 64,965
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.30% , 02/15/51 .................. USD 60 $ 42,217
3.40% , 10/15/52 .................. 40 28,425
5.65% , 01/15/53 .................. 30 30,735
3.60% , 11/15/60 .................. 45 31,676
Vodafone Group plc
4.38% , 05/30/28 .................. 42 42,045
6.15% , 02/27/37 .................. 43 46,432
5.25% , 05/30/48 .................. 45 43,340
4.25% , 09/17/50 .................. 40 32,381
5.13% , 06/19/59 .................. 15 13,579
5.75% , 02/10/63 .................. 38 37,507
1,309,690
Total Long-Term Investments — 97 .6%
(Cost: $ 43,910,002 ) ............................... 42,477,445
Shares
Shares
Short-Term Securities
Money Market Funds — 6.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.79%
(g)
.................. 2,241,143 2,242,488
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.62% ................... 596,741 596,741
Total Short-Term Securities — 6 .5%
(Cost: $ 2,838,094 ) ............................... 2,839,229
Total Investments — 104 .1%
(Cost: $ 46,748,096 ) ............................... 45,316,674
Liabilities in Excess of Other Assets — (4.1) % ............. (1,770,727)
Net Assets — 100.0% ...............................
$ 43,545,947
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
BBB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,751,987 $ — $ (509,684)
(a)
$ (180) $ 365 $ 2,242,488 2,241,143 $ 3,755
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 630,000 — (33,259)
(a)
— — 596,741 596,741 24,814 —
$ (180) $ 365 $ 2,839,229 $ 28,569 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 42,477,445 $ — $ 42,477,445
Short-Term Securities
Money Market Funds ...................................... 2,839,229 — — 2,839,229
$ 2,839,229 $ 42,477,445 $ — $ 45,316,674
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate